Options (Details) - $ / shares	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Share-based Payment Arrangement [Abstract]
Options outstanding, beginning			2,353,829	555,651
Granted	0	1,887,000	0	1,887,000
Expired			(28,800)	(31,550)
Cancelled			(68,881)	0
Forfeited			(156,652)	(2,000)
Options outstanding, ending	2,099,496	2,409,101	2,099,496	2,409,101
Options exercisable	1,564,504	1,141,431	1,564,504	1,141,431
Weighted average exercise price outstanding, beginning			$ 8.35	$ 37.70
Granted			.00	.35
Expired			18.10	37.71
Cancelled			.38	.00
Forfeited			.35	14.93
Weighted average exercise price outstanding, ending	$ 9.31	$ 8.41	9.31	8.41
Weighted average exercise price exercisable	12.37	17.26	12.37	17.26
Weighted average grant date fair value, beginning			4.30	16.69
Granted			.00	.26
Expired			11.00	17.60
Cancelled			.23	.00
Forfeited			.22	8.19
Weighted average grant date fair value, ending	$ 4.65	$ 3.77	4.65	3.77
Weighted average grant date fair value exercisable			$ 6.15	$ 7.62